Advance to Suppliers (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Advance to Suppliers
Advance to granaries	$ 35,374,788	¥ 245,394,904	¥ 343,839,565
Others	83,980	582,571	1,158,618
Total Advance to suppliers	$ 35,458,768	¥ 245,977,475	¥ 344,998,183